JPMORGAN TRUST I

JPMorgan Income Funds

JPMorgan Corporate Bond Fund

Statement of Additional Information dated July 1, 2018,

as supplemented

JPMorgan International Equity Funds

JPMorgan International Unconstrained Equity Fund

Statement of Additional Information dated March 1, 2018, as supplemented

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds

JPMorgan Intrepid Mid Cap Fund

JPMorgan Market Expansion Enhanced Index Fund

Statement of Additional Information dated November 1, 2017,

as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 12, 2018

to the Statements of Additional Information as dated above

Effective immediately, a new non-fundamental policy will be added to the Statements of Additional Information (each, an “SAI”) for each Fund listed above.

JPMorgan Corporate Bond Fund

The following section will be added at the end of the “INVESTMENT POLICIES — INVESTMENT POLICIES OF FUNDS THAT ARE SERIES OF JPMT I — Non-Fundamental Investment Policies” section of the JPMorgan Corporate Bond Fund’s SAI:

The JPMorgan Corporate Bond Fund:

(1)

May not acquire securities of any other investment company or company relying on section 3(c)(1) or 3(c)(7) in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent it:

(i)	invests in affiliated money market funds for short-term cash management purposes,

(ii)	engages in interfund borrowing and lending transactions, or

(iii)	receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company.

JPMorgan International Unconstrained Equity Fund

The following section will be added as the ninth policy under the “INVESTMENT POLICIES — Non-Fundamental Investment Policies” section of the JPMorgan International Unconstrained Equity Fund’s SAI:

(9)

The International Unconstrained Equity Fund may not acquire securities of any other investment company or company relying on section 3(c)(1) or 3(c)(7) in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent it:

(i)	invests in affiliated money market funds for short-term cash management purposes,

(ii)	engages in interfund borrowing and lending transactions, or

SUP-SAI-INVEST-1018

(iii)	receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company.

JPMorgan Intrepid Mid Cap Fund and JPMorgan Market Expansion Enhanced Index Fund

The following section will be added as the last paragraph of the “INVESTMENT POLICIES — Investment Policies of Funds that are Series of JPMT II — Non-Fundamental Investment Policies” section of the Funds’ SAI:

The following policy applies to the Intrepid Mid Cap Fund and the Market Expansion Enhanced Index Fund:

(1)

Each Fund may not acquire securities of any other investment company or company relying on section 3(c)(1) or 3(c)(7) in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent it:

(i)	invests in affiliated money market funds for short-term cash management purposes,

(ii)	engages in interfund borrowing and lending transactions, or

(iii)	receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE